20. Taxes payable (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 833	R$ 907
Taxes and contributions payable and taxes payable in installments, current		585	531
Taxes and contributions payable and taxes payable in installments, non-current		248	376
Taxes payable in installments - law 11,941/09 [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[1]	244	355
Taxes payable in installments - PERT [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	[2]	151	162
ICMS [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		99	96
PIS and COFINS [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		9	7
Provision for income tax and social contribution [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		13
Withholding income tax [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		2	1
INSS [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		5	6
Others [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		25	60
Taxes payable exito group [member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments		R$ 285	R$ 220

[1]	Federal tax installment payment program, Law 11,941/09 - The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.
[2]	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements - PERT (''PERT Program. The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuicao provisoria sobre movimentacao financeira) and other claims - (See note 22.2). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program.